Submission	Feb. 05, 2025
Submission [Line Items]
Central Index Key	0001287750
Registrant Name	ARES CAPITAL CORP
Registration File Number	333-279023
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES